Warrants - Additional Information (Detail) - Li Cycle Holdings Corp [member] - USD ($)		12 Months Ended
	Oct. 15, 2021	Oct. 31, 2021	Aug. 10, 2021	Dec. 27, 2019
Disclosure of Warrants Explanatory [Line Items]
Class of warrants assumed			23,000,000
Class of warrants fair market value per warrant		$ 3.57	$ 2.10
Class of warrants value assumed			$ 48,299,987
Warrant term		5 years
Share price				$ 40.05
Number of warrants exercised during the period	100
Stock issued during the period towards exercise of warrants shares	100
Exercise of warrants	$ 1,150	$ 1,438
Warant liabilites		82,109,334
Fair value adjustment of warrant liabilites		$ 33,809,634
Public Warrants [Member]
Disclosure of Warrants Explanatory [Line Items]
Class of warrant outstanding		15,000,000
Public Warrants [Member] | Redemption Of Warrants When Price Exceeds Ten Dollars Per Share
Disclosure of Warrants Explanatory [Line Items]
Warrant exercise price		$ 11.50
Warrant redemption price		0.01
Share price		10.00
Public Warrants [Member] | Redemption Of Warrants When Price Between Ten Dollars to Eighteen Per Share
Disclosure of Warrants Explanatory [Line Items]
Warrant redemption price		0.10
Share price		$ 18.00
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Private Placement Warrants [Member]
Disclosure of Warrants Explanatory [Line Items]
Class of warrant outstanding		8,000,000
Period in which warrants are not transferable from closing of business combination		30 days
Private Placement Warrants [Member] | Redemption Of Warrants When Price Between Ten Dollars to Eighteen Per Share
Disclosure of Warrants Explanatory [Line Items]
Warrant exercise price		$ 11.50
Private Placement Warrants [Member] | Redemption Of Warrants When Price Between Ten Dollars to Eighteen Per Share | Bottom of range [member]
Disclosure of Warrants Explanatory [Line Items]
Share price		10.00
Private Placement Warrants [Member] | Redemption Of Warrants When Price Between Ten Dollars to Eighteen Per Share | Top of range [member]
Disclosure of Warrants Explanatory [Line Items]
Share price		$ 18.00